Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Summary of Other Liabilities
Other liabilities at March 31, 2024 and 2023 consisted of the following:

	At March 31,
	2024	2023

	(In millions)
Accrued expenses	¥800,357	¥569,480
Unearned income	72,969	64,821
Financial guarantees and other credit-related contingent liabilities	39,412	41,234
Due to trust account	1,246,198	1,696,286
Payables to brokers, dealers and customers for securities transactions	3,186,765	1,377,908
Payables related to credit card services	1,329,856	1,068,315
Obligations from factoring transactions	332,018	385,642
Retirement benefit liabilities	39,429	37,021
Guarantee deposits and derivative cash collateral received	1,439,347	1,489,987
Others	2,539,431	1,972,719

Total other liabilities	¥11,025,782	¥8,703,413